ACQUISITIONS (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Cost of revenues	$ (11,738,000)	$ (1,941,000)	$ (20,158,000)	$ (6,360,000)	$ (7,504,000)	$ (11,636,000)
Gross profit	3,947,000	1,913,000	10,870,000	6,077,000	8,688,000	12,977,000
Other income and (expenses)		1,000		154,000	0	(18,000)
Net loss	$ (14,388,000)	$ (4,679,000)	$ (20,637,000)	$ (9,223,000)	$ (15,997,000)	$ (14,447,000)
Basic loss per share	$ (0.30)	$ (0.31)	$ (0.47)	$ (0.55)	$ (1.03)	$ (1.03)
Redeeem, LLC [Member]
Project Revenues					$ 16,217,000	$ 24,662,000
Cost of revenues					(7,504,000)	(11,636,000)
Gross profit					8,713,000	13,026,000
Operating expenses					(25,419,000)	(25,143,000)
EBITDA					(16,706,000)	(12,117,000)
Other income and (expenses)					695,000	(2,362,000)
Net loss					$ (16,010,000)	$ (14,479,000)
Basic loss per share					$ (1.03)	$ (0.94)